Investment in Affiliate (Tables)	12 Months Ended
Dec. 31, 2014
Investment in Affiliate [Abstract]
Investment in Affiliate
Balance January 1, 2013	$19,987,743
Equity in net income of affiliate	1,652,339
Equity in other comprehensive income of affiliate	77,165
Dividends received	(1,787,500)
Dilution effect	(390,821)
Impairment in investment in affiliate	(8,229,551)
Balance December 31, 2013	$11,309,375
Equity in net income of affiliate	471,079
Equity in other comprehensive income of affiliate	16,139
Dilution effect	(221,679)
Impairment in investment in affiliate	(8,618,664)
Balance December 31, 2014	$2,956,250

Summarized Income Statement Data in respect of Box Ships
	Year ended December 31,

INCOME STATEMENT DATA	2013	2014
Net revenue	$69,836,201	$49,864,674
Operating income	23,631,192	1,966,947
Net income	$15,307,658	$2,623,515

Summarized Balance Sheet Data in respect of Box Ships
	As of December 31,

BALANCE SHEET DATA	2013	2014
Total current assets	$31,691,262	$22,011,255
Total non-current assets	397,915,376	375,837,950
Total assets	429,606,638	397,849,205
Total current liabilities	184,434,021	140,886,944
Total long-term liabilities	$453,248	$282,375